UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND

Shares	Security	Value
COMMON STOCK – (95.71%)

ADVERTISING – (1.23%)
955,000	WPP Group PLC (United Kingdom)	$11,837,188
AUTOMOBILES & COMPONENTS – (2.93%)
448,700	Harley-Davidson, Inc.	28,155,925
AUTOMOTIVE RETAIL – (1.55%)
452,500	Advance Auto Parts, Inc.	14,905,350
BROADCASTING & CABLE TV – (3.36%)
720,600	DIRECTV Group, Inc.*	14,181,408
712,310	NTL Inc.	18,103,359
		32,284,767
CAPITAL GOODS – (3.95%)
304,000	American Standard Cos, Inc.	12,758,880
195,500	Franklin Electric Co., Inc.	10,379,095
16,910	Tae Young Corp. (South Korea)	895,314
497,500	Tyco International Ltd.	13,925,025
		37,958,314
CAPITAL MARKETS – (4.73%)
1,065,500	E*TRADE Financial Corp.*	25,486,760
37,686	Julius Baer Holding, Ltd. AG (Switzerland)	3,764,230
160,600	Legg Mason, Inc.	16,198,116
		45,449,106
COMMERCIAL BANKS – (3.07%)
793,184	Anglo Irish Bank Corp. PLC (Ireland)	13,035,136
448,000	Commerce Bancorp, Inc.	16,446,080
		29,481,216
COMMERCIAL SERVICES & SUPPLIES – (0.37%)
47,500	D&B Corp.*	3,562,025
COMPUTER & ELECTRONICS RETAIL – (0.09%)
43,400	RadioShack Corp.	837,620
CONSUMER DURABLES & APPAREL – (8.62%)
949,000	Blount International, Inc.*	9,508,980
684,600	Garmin Ltd.	33,391,365
363,764	Hunter Douglas NV (Netherlands)	25,508,297
133,300	Mohawk Industries, Inc.*	9,924,185
158,500	Toll Brothers, Inc.*	4,450,680
		82,783,507
CONSUMER FINANCE – (0.45%)
62,100	First Marblehead Corp.	4,301,046
CONSUMER SERVICES – (1.57%)
307,000	Apollo Group, Inc., Class A*	15,104,400
DEPARTMENT STORES – (1.76%)
106,900	Sears Holdings Corp.*	16,900,356

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

DIVERSIFIED FINANCIAL SERVICES – (2.18%)
216,141	Pargesa Holding S.A., Bearer Shares (Switzerland)	$20,897,634
ENERGY – (2.97%)
226,500	Tenaris S.A., ADR (Luxembourg)	8,013,570
280,500	Transocean Inc.*	20,541,015
		28,554,585
FOOD & STAPLES RETAILING – (0.69%)
132,900	Costco Wholesale Corp.	6,600,479
FOOD, BEVERAGE & TOBACCO – (3.65%)
157,625	Heineken Holding NV (Netherlands)	6,194,172
7,900	Lotte Chilsung Beverage Co., Ltd. (South Korea)	10,711,440
10,960	Lotte Confectionery Co., Ltd. (South Korea)	13,366,277
56,898	Nong Shim Holdings Co., Ltd. (South Korea)	4,750,269
		35,022,158
GENERAL MERCHANDISE STORES – (0.51%)
88,200	Target Corp.	4,873,050
HEALTH CARE EQUIPMENT & SERVICES – (5.59%)
201,400	Cardinal Health, Inc.	13,240,036
196,600	IDEXX Laboratories, Inc.*	17,908,294
333,800	Zimmer Holdings, Inc.*	22,531,500
		53,679,830
HOMEFURNISHING RETAIL – (0.80%)
202,000	Bed Bath & Beyond Inc.*	7,726,500
HOME IMPROVEMENT RETAIL – (0.48%)
164,000	Lowe’s Cos, Inc.	4,601,840
HOUSEHOLD & PERSONAL PRODUCTS – (0.84%)
14,652	Amorepacific Corp.* (South Korea)	6,813,083
8,947	Pacific Corp. (South Korea)	1,224,484
		8,037,567
INSURANCE BROKERS – (2.76%)
681,000	Brown & Brown, Inc.	20,811,360
200,800	Marsh & McLennan Cos, Inc.	5,652,520
		26,463,880
INTERNET RETAIL – (5.26%)
1,427,900	Expedia, Inc.*	22,432,309
1,234,800	Netflix Inc.*	28,079,352
		50,511,661
LIFE & HEALTH INSURANCE – (2.10%)
97,000	AFLAC Inc.	4,438,720
551,900	Power Corp. of Canada (Canada)	15,716,374
		20,155,094

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

MATERIALS – (2.36%)
113,000	Sealed Air Corp.	$6,115,560
218,500	Sigma-Aldrich Corp.	16,532,803
		22,648,363
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (1.01%)
123,400	Fisher Scientific International, Inc.*	9,654,816
PROPERTY & CASUALTY INSURANCE – (7.15%)
266,000	Ambac Financial Group, Inc.	22,011,500
78,150	Cincinnati Financial Corp.	3,758,234
50,000	FPIC Insurance Group, Inc.*	1,980,250
76,915	Markel Corp.*	31,585,914
152,300	MBIA Inc.	9,357,312
		68,693,210
PUBLISHING – (2.70%)
359,000	Lagardere S.C.A. (France)	25,902,598
REINSURANCE – (2.10%)
48,500	Everest Re Group, Ltd.	4,730,205
86,000	RenaissanceRe Holdings Ltd.	4,781,600
176,025	Transatlantic Holdings, Inc.	10,633,670
		20,145,475
SOFTWARE & SERVICES – (5.92%)
1,125,747	Convera Corp., Class A*	5,938,315
114,000	First Data Corp.	4,788,000
289,800	Fiserv, Inc.*	13,652,478
253,700	Iron Mountain Inc.*	10,893,878
789,000	Microsoft Corp.	21,559,425
		56,832,096
SPECIALTY STORES – (1.14%)
276,000	Office Depot, Inc.*	10,957,200
TECHNOLOGY HARDWARE & EQUIPMENT – (5.82%)
450,900	Agilent Technologies, Inc.*	14,739,921
209,000	Lexmark International, Inc., Class A*	12,050,940
884,300	Molex Inc., Class A	29,084,627
		55,875,488
TELECOMMUNICATION SERVICES – (3.97%)
203,000	American Tower Corp., Class A*	7,409,500
3,261,700	Covad Communications Group, Inc.*	4,859,933
343,300	SK Telecom Co., Ltd., ADR (South Korea)	8,112,179
1,033,500	Sprint Nextel Corp.	17,724,525
		38,106,137

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

THRIFT & MORTGAGE FINANCE – (2.03%)
252,000	Golden West Financial Corp.	$19,467,000

Total Common Stock – (identified cost $727,855,196)	918,967,481

CONVERTIBLE BONDS – (1.04%)

TELECOMMUNICATION SERVICES – (1.04%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $5,600,000)	9,996,000

SHORT TERM INVESTMENTS – (4.34%)

7,234,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $7,237,225
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%, 05/01/35-07/01/35, total market
	value $7,378,680)	7,234,000
8,138,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $8,141,662
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-6.00%, 03/15/13-10/25/36,
	total market value $8,300,760)	8,138,000
9,042,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $9,046,031
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, 0.00%, 10/15/13-01/15/21, total market
	value $9,222,840)	9,042,000
9,042,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.37%,
	10/02/06, dated 09/29/06, repurchase value of $9,046,046
	(collateralized by: U.S. Government agency mortgages and
	obligations in a pooled cash account, 5.25%-6.599%, 04/18/16-09/01/36,
	total market value $9,222,840)	9,042,000
8,259,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $8,262,682
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-8.00%, 12/01/07-08/01/36, total market
	value $8,424,180)	8,259,000

Total Short Term Investments – (identified cost $41,715,000)	41,715,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Total Investments – (101.09%) – (identified cost $775,170,196) – (a)	$970,678,481
Liabilities Less Other Assets – (1.09%)	(10,476,371)
Net Assets – (100.00%)	$960,202,110

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $781,600,338. At September 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$207,352,325
Unrealized depreciation	(18,274,182)
Net unrealized appreciation	$189,078,143

(b)    Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the nine months ended September 30, 2006. The Fund did not hold any affiliated companies as of September 30, 2006.

Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2005	Gross Additions	Gross Reductions	Shares September 30, 2006	Dividend Income

Robbins & Myers, Inc. (c)	754,500	–	754,500	–	$41,498

(c)	Not an affiliate as of September 30, 2006.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS GOVERNMENT BOND FUND

Principal	Security	Value
MORTGAGES – (58.50%)

COLLATERALIZED MORTGAGE OBLIGATIONS – (5.79%)
$915,908	Fannie Mae, 3.50%, 03/25/16	$892,348
791,191	Fannie Mae, 4.00%, 10/25/23	782,994
1,039,004	Freddie Mac, 5.00%, 06/15/16	1,034,439

Total collateralized mortgage obligations –
(identified cost $2,715,906)	2,709,781

FANNIE MAE POOLS – (20.51%)
403,927	6.12%, 10/01/08 Pool No. 380999	406,306
5,002,463	6.00%, 09/01/17 Pool No. 665776	5,082,658
503,594	4.685%, 01/01/33 Pool No. 681153 (b)	502,766
1,690,753	4.743%, 05/01/35 Pool No. 826242 (b)	1,655,280
1,981,968	5.029%, 01/01/36 Pool No. 848973 (b)	1,957,013

	Total Fannie Mae Pools – (identified cost $9,772,035)	9,604,023

FREDDIE MAC POOLS – (32.20%)
46,228	5.50%, 10/01/06 Pool No. M90680	46,228
3,764,928	4.00%, 03/01/08 Pool No. M90802	3,706,957
2,739,080	4.50%, 03/01/08 Pool No. M90803	2,715,094
179,291	4.00%, 07/01/08 Pool No. M90826	176,021
1,356,057	3.50%, 08/01/08 Pool No. M90830	1,322,063
1,817,663	3.00%, 04/01/10 Pool No. M90982	1,722,804
740,032	3.00%, 10/01/10 Pool No. M91001	697,527
991,221	3.50%, 04/01/11 Pool No. M91016	941,103
973,618	3.50%, 04/01/12 Pool No. M80974	920,069
929,335	6.00%, 10/01/16 Pool No. E01054	943,420
1,944,490	4.732%, 04/01/35 Pool No. 782528 (b)	1,885,610

	Total Freddie Mac Pools – (identified cost $15,230,577)	15,076,896

	Total Mortgages – (identified cost $27,718,518)	27,390,700

GOVERNMENT AGENCY NOTES – (37.45%)
5,000,000	Fannie Mae, 7.125%, 03/15/07	5,041,519
575,000	Fannie Mae, 4.75%, 12/28/07 (c)	573,802
2,000,000	Fannie Mae, 6.00%, 05/15/08	2,030,624
3,000,000	Fannie Mae, 5.40%, 04/13/09	3,000,013
1,900,000	Federal Home Loan Bank, 3.875%, 09/14/07	1,877,784

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

Principal	Security	Value
GOVERNMENT AGENCY NOTES – (Continued)
$1,000,000	Federal Home Loan Bank, 4.00%, 06/13/08	$983,073
3,000,000	Federal Home Loan Bank, 0.01%, 07/17/08 (b)	2,734,119
300,000	Federal Home Loan Bank, 5.37%, 07/12/11	298,284
1,000,000	Freddie Mac, 3.00%, 11/17/06	997,208

	Total Government Agency Notes – (identified cost $17,645,119)	17,536,426

SHORT TERM INVESTMENTS – (3.64%)

296,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $296,132
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%, 05/01/35-07/01/35,
	total market value $301,920)	296,000
333,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $333,150
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-6.00%, 03/15/13-10/25/36,
	total market value $339,660)	333,000
370,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $370,165
	(collateralized by: U.S. Government agency obligations
	in a pooled cash account, 0.00%, 10/15/13-01/15/21,
	total market value $377,400)	370,000
370,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.37%,
	10/02/06, dated 09/29/06, repurchase value of $370,166
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 5.25%-6.599%, 04/18/16-09/01/36,
	total market value $377,400)	370,000
337,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $337,150
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-8.00%, 12/01/07-08/01/36,
	total market value $343,740)	337,000

Total Short Term Investments – (identified cost $1,706,000)	1,706,000

Total Investments – (99.59%) – (identified cost $47,069,637) – (a)	46,633,126
Other Assets Less Liabilities – (0.41%)	193,719
Net Assets – (100.00%)	$46,826,845

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

(a)    Aggregate cost for Federal Income Tax purposes is $47,069,637. At September 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$34,003
Unrealized depreciation	(470,514)
Net unrealized depreciation	$(436,511)

(b)    The interest rates on adjustable rate securities, shown as of September 30, 2006, may change daily or less frequently and are based on indices of market interests rates.

(c)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND

Principal	Security	Value
FANNIE MAE – (7.29%)
$1,000,000	3.01%, 11/17/06	$997,451
2,500,000	2.41%, 11/28/06	2,488,924
2,000,000	2.20%, 12/04/06	1,988,607
10,500,000	4.00%, 12/20/06 (c)	10,465,713
2,000,000	2.125%, 12/29/06	1,986,653
5,000,000	3.48%, 12/29/06 (c)	4,976,690
5,500,000	3.51%, 1/05/07	5,480,938
3,190,000	2.625%, 1/19/07	3,162,859
1,500,000	2.50%, 1/30/07	1,485,512
1,800,000	3.55%, 01/30/07	1,788,597
3,900,000	2.375%, 02/15/07	3,857,127
100,000	4.10%, 04/18/07	99,324
800,000	4.15%, 07/13/07	793,027

	Total FANNIE MAE – (identified cost $39,571,422)	39,571,422

FEDERAL FARM CREDIT BANK – (3.82%)
20,000,000	5.18%, 11/13/06 (b)	19,999,641
750,000	2.25%, 06/28/07	733,558

	Total Federal Farm Credit Bank – (identified cost $20,733,199)	20,733,199

FEDERAL HOME LOAN BANK – (23.12%)
7,150,000	4.30%, 10/30/06	7,146,580
30,000,000	4.99%, 11/09/06 (b)	30,000,000
2,500,000	2.75%, 11/15/06	2,492,389
1,175,000	4.875%, 11/15/06	1,173,989
4,000,000	3.05%, 11/27/06	3,988,103
1,000,000	3.015%, 12/08/06	995,479
2,000,000	2.29%, 12/11/06	1,990,003
4,900,000	5.27%, 12/13/06 (b)	4,899,263
3,425,000	3.375%, 12/14/06	3,411,903
2,000,000	2.20%, 12/26/06	1,988,153
1,000,000	2.28%, 12/26/06	992,505
1,225,000	3.50%, 12/28/06	1,219,757
1,550,000	3.50%, 12/28/06	1,543,366
1,500,000	2.04%, 12/29/06	1,487,747
1,675,000	3.40%, 12/29/06	1,667,356
1,000,000	4.12%, 12/29/06	996,500
1,040,000	2.52%, 01/29/07	1,030,417
4,625,000	5.25%, 02/01/07	4,624,572
3,400,000	3.375%, 02/15/07	3,372,213
4,000,000	4.80%, 02/26/07	3,996,806

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (Continued)
$3,000,000	2.50%, 04/05/07	$2,954,094
500,000	2.59%, 04/05/07	493,174
600,000	4.25%, 04/16/07	596,583
1,000,000	2.40%, 04/20/07	983,221
500,000	3.50%, 05/15/07	494,522
4,300,000	3.125%, 05/21/07	4,241,690
1,000,000	5.25%, 06/08/07 (b)	999,728
28,000,000	5.065%, 07/05/07 (b)	28,000,000
1,525,000	3.15%, 08/13/07	1,497,907
1,000,000	5.50%, 08/17/07	1,001,898
2,000,000	3.70%, 08/24/07	1,972,868
800,000	4.325%, 08/24/07	793,300
1,000,000	4.50%, 09/28/07	991,630
1,450,000	4.40%, 10/12/07 (c)	1,443,400

	Total Federal Home Loan Bank – (identified cost $125,481,116)	125,481,116

FREDDIE MAC – (12.79%)
750,000	2.75%, 10/06/06	749,750
8,000,000	2.75%, 10/15/06	7,992,822
2,000,000	3.00%, 11/17/06	1,994,265
1,000,000	2.45%, 12/11/06	995,619
500,000	2.15%, 12/13/06	496,637
4,000,000	4.72%, 01/12/07	3,994,454
17,000,000	2.375%, 02/15/07	16,800,170
10,000,000	5.05%, 03/15/07	9,985,259
700,000	6.80%, 03/19/07	704,714
9,370,000	4.125%, 04/02/07	9,315,137
13,250,000	4.50%, 04/18/07	13,191,966
1,712,000	3.75%, 08/03/07	1,690,744
1,500,000	3.10%, 09/17/07	1,470,180

	Total FREDDIE MAC – (identified cost $69,381,717)	69,381,717

PRIVATE EXPORT FUNDING – (0.56%)
3,000,000	6.49%, 07/15/07 (identified cost $3,026,289)	3,026,289

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Security	Value
REPURCHASE AGREEMENTS – (52.48%)

$49,392,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $49,414,021
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%, 05/01/35-07/01/35, total market
	value $50,379,840)	$49,392,000
55,566,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $55,591,005
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-6.00%, 03/15/13-10/25/36,
	total market value $56,677,320)	55,566,000
61,740,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $61,767,526
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, 0.00%, 10/15/13-01/15/21, total market
	value $62,974,800)	61,740,000
61,740,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.37%,
	10/02/06, dated 09/29/06, repurchase value of $61,767,629
	(collateralized by: U.S. Government agency mortgages and
	obligations in a pooled cash account, 5.25%-6.599%, 04/18/16-09/01/36,
	total market value $62,974,800)	61,740,000
56,396,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $56,421,143
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-8.00%, 12/01/07-08/01/36, total market
	value $57,523,920)	56,396,000

Total Repurchase Agreements – (identified cost $284,834,000)	284,834,000

Total Investments – (100.06%) – (identified cost $543,027,743) – (a)	543,027,743
Liabilities Less Other Assets – (0.06%)	(301,709)
Net Assets – (100%)	$542,726,034

(a)	Aggregate cost for Federal Income Tax Purposes is $543,027,743.

(b)    The interest rates on floating rate securities, shown as of September 30, 2006, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(c)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS FINANCIAL FUND

Shares	Security	Value
COMMON STOCK – (99.44%)

CAPITAL GOODS – (7.45%)
2,450,000	Tyco International Ltd.	$68,575,500
CAPITAL MARKETS – (3.37%)
660,300	Ameriprise Financial, Inc.	30,968,070
COMMERCIAL BANKS – (5.07%)
1,208,000	Commerce Bancorp, Inc.	44,345,680
75,700	ICICI Bank Ltd., ADR (India)	2,324,747
		46,670,427
COMMERCIAL SERVICES & SUPPLIES – (7.20%)
883,750	D&B Corp.*	66,272,412
CONSUMER FINANCE – (18.01%)
1,949,000	American Express Co.	109,299,920
815,000	First Marblehead Corp.	56,446,900
		165,746,820
CONSUMER SERVICES – (1.87%)
791,000	H&R Block, Inc.	17,196,340
DIVERSIFIED FINANCIAL SERVICES – (11.41%)
1,019,560	JPMorgan Chase & Co.	47,878,538
872,600	Moody’s Corp.	57,050,588
		104,929,126
FOOD, BEVERAGE & TOBACCO – (2.87%)
345,000	Altria Group, Inc.	26,409,750
LIFE & HEALTH INSURANCE – (1.77%)
208,700	China Life Insurance Co., Ltd., ADR (China)	16,311,992
MATERIALS – (2.70%)
459,000	Sealed Air Corp.	24,841,080
MULTI-LINE INSURANCE – (12.01%)
826,796	American International Group, Inc.	54,783,503
1,470,600	Loews Corp.	55,735,740
		110,519,243
PROPERTY & CASUALTY INSURANCE – (8.71%)
337,300	FPIC Insurance Group, Inc.*	13,358,766
88,200	Markel Corp.*	36,220,212
1,244,000	Progressive Corp. (Ohio)	30,527,760
		80,106,738
REINSURANCE – (11.76%)
225,000	Everest Re Group, Ltd.	21,944,250
1,428,187	Transatlantic Holdings, Inc.	86,276,777
		108,221,027

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS FINANCIAL FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

THRIFT & MORTGAGE FINANCE – (5.24%)
624,100	Golden West Financial Corp.	$48,211,725

Total Common Stock – (identified cost $417,919,881)	914,980,250

SHORT TERM INVESTMENTS – (0.62%)

$993,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $993,443
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%, 05/01/35-07/01/35,
	total market value $1,012,860)	993,000
1,117,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $1,117,503
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0.00%-6.00%, 03/15/13-10/25/36,
	total market value $1,139,340)	1,117,000
1,242,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $1,242,554
	(collateralized by: U.S. Government agency obligations
	in a pooled cash account, 0.00%, 10/15/13-01/15/21,
	total market value $1,266,840)	1,242,000
1,242,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.37%,
	10/02/06, dated 09/29/06, repurchase value of $1,242,556
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 5.25%-6.599%, 04/18/16-09/01/36,
	total market value $1,266,840)	1,242,000
1,134,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $1,134,506
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-8.00%, 12/01/07-08/01/36,
	total market value $1,156,680)	1,134,000

Total Short Term Investments – (identified cost $5,728,000)	5,728,000

Total Investments – (100.06%) – (identified cost $423,647,881) – (a)	920,708,250
Liabilities Less Other Assets – (0.06%)	(546,139)
Net Assets – (100%)	$920,162,111

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS FINANCIAL FUND – (Continued)

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $423,647,881. At September 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$497,060,369
Unrealized depreciation	–
Net unrealized appreciation	$497,060,369

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND

Shares/Principal	Security	Value
CONVERTIBLE PREFERRED STOCK – (5.37%)

CAPITAL GOODS – (1.12%)
119,297	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	$5,606,959
PROPERTY & CASUALTY INSURANCE – (0.95%)
192,920	Travelers Property Casualty Corp., 4.50%, 04/15/32, Conv. Pfd.	4,749,690
TRANSPORTATION – (1.13%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	5,665,663
UTILITIES – (2.17%)
221,310	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	10,822,059

	Total Convertible Preferred Stock – (identified cost $21,007,328)	26,844,371

CONVERTIBLE BONDS – (35.76%)

CAPITAL GOODS – (4.43%)
$17,600,000	Masco Corp., Series B Conv. Sr. Notes, Zero Cpn., 2.98%,
	07/20/31 (c)(d)	8,272,000
8,500,000	Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	13,897,500
		22,169,500
COMMERCIAL SERVICES & SUPPLIES – (5.25%)
15,710,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)	16,200,937
10,000,000	Waste Connections, Inc., Ser. 144A Conv. Sr. Notes, 3.75%, 04/01/26 (b)	10,050,000
		26,250,937
CONSUMER FINANCE – (2.26%)
11,100,000	American Express Co., Conv. Sub. Notes, 1.85%/Zero Cpn., 12/01/33 (e)	11,280,375
ENERGY – (4.02%)
12,400,000	Lehman Brothers Holdings Inc., Conv. Notes, (Convertible into
	Devon Energy Corp.), 0.25%, 08/23/11 (f)	20,105,360
FOOD & STAPLES RETAILING – (0.63%)
2,800,000	Costco Wholesale Corp., Conv. Sub. Notes, Zero Cpn., 1.03%,
	08/19/17 (c)(d)	3,174,500
INTERNET RETAIL – (1.37%)
7,000,000	Amazon.com, Inc., Conv. Sub. Notes, 4.75%, 02/01/09	6,833,750
MATERIALS – (2.64%)
13,500,000	Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33 (b)	13,230,000
MOVIES & ENTERTAINMENT – (1.86%)
16,050,000	News America Inc., Conv. Notes, Zero Cpn., 3.38%, 02/28/21 (c)(d)(f)	9,288,295
MULTI-LINE INSURANCE – (3.03%)
2,500,000	American International Group, Inc., Conv. Sr. Deb., Zero Cpn., 1.76%,
	11/09/31 (c)(d)	1,762,500
13,895,000	American International Group, Inc., Conv. Sr. Notes, 0.50%, 05/15/07	13,408,675
		15,171,175

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Principal/Shares	Security	Value
CONVERTIBLE BONDS – (Continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.83%)
$4,400,000	Valeant Pharmaceuticals International, Conv. Sub. Notes,
	4.00%, 11/15/13	$4,152,500
REAL ESTATE – (2.15%)
8,500,000	Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25	10,731,250
RESIDENTIAL/COMMERCIAL BUILDING – (0.62%)
3,100,000	WCI Communities, Inc., Conv. Sr. Sub. Notes, 4.00%, 08/05/23	3,080,625
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT – (6.67%)
5,260,000	Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08	5,233,700
20,000,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	17,975,000
10,220,000	International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07	10,143,350
		33,352,050

	Total Convertible Bonds – (identified cost $166,435,665)	178,820,317

CORPORATE BONDS – (3.14%)

AUTOMOTIVE RETAIL – (0.36%)
1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	1,803,873
ENERGY – (0.28%)
1,300,000	Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12	1,390,832
FOOD, BEVERAGE & TOBACCO – (1.44%)
7,000,000	Tyson Foods, Inc., Sr. Notes, 6.60%, 04/01/16	7,220,115
HOUSEHOLD & PERSONAL PRODUCTS – (1.06%)
6,000,000	Avon Products, Inc., Sr. Notes, 4.20%, 07/15/18	5,279,766

	Total Corporate Bonds – (identified cost $15,659,670)	15,694,586

COMMON STOCK – (31.65%)

AUTOMOTIVE RETAIL – (1.30%)
62,900	AutoZone, Inc.*	6,497,570
CAPITAL GOODS – (1.42%)
230,400	Masco Corp.	6,317,568
47,700	Quanta Services, Inc.*	804,222
		7,121,790
COMMERCIAL BANKS – (0.89%)
242,730	HSBC Holdings PLC (United Kingdom)	4,428,865
COMMERCIAL SERVICES & SUPPLIES – (1.27%)
168,000	Waste Connections, Inc.*	6,368,880

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

DEPARTMENT STORES – (3.68%)
140,350	J. C. Penney Co., Inc.	$9,598,537
136,000	Kohl’s Corp.*	8,829,120
		18,427,657
DIVERSIFIED FINANCIAL SERVICES – (1.11%)
111,500	Citigroup Inc.	5,538,205
ENERGY – (0.28%)
29,000	Occidental Petroleum Corp.	1,395,190
FOOD & STAPLES RETAILING – (0.64%)
64,900	Costco Wholesale Corp.	3,223,259
FOOD, BEVERAGE & TOBACCO – (4.42%)
275,000	Coca-Cola Co.	12,287,000
617,300	Tyson Foods, Inc., Class A	9,802,724
		22,089,724
HEALTH CARE EQUIPMENT & SERVICES – (3.08%)
256,600	Universal Health Services, Inc., Class B	15,378,038
HOUSEHOLD & PERSONAL PRODUCTS – (2.08%)
339,200	Avon Products, Inc.	10,399,872
MATERIALS – (1.08%)
100,000	Sealed Air Corp.	5,412,000
MOVIES & ENTERTAINMENT – (0.47%)
115,000	News Corp., Class B	2,373,600
MULTI-LINE INSURANCE – (1.18%)
89,100	American International Group, Inc.	5,903,766
REAL ESTATE – (5.36%)
245,667	General Growth Properties, Inc.	11,706,033
135,160	SL Green Realty Corp.	15,097,372
		26,803,405
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT– (2.37%)
247,900	Fairchild Semiconductor International, Inc.*	4,635,730
206,700	International Rectifier Corp.*	7,201,428
		11,837,158
SOFTWARE & SERVICES – (1.02%)
103,000	SAP AG, ADR (Germany)	5,098,500

	Total Common Stock – (identified cost $112,181,812)	158,297,479

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (22.88%)

FEDERAL HOME LOAN BANK– (4.99%)

$25,234,000	5.145%, 12/15/06 – (identified cost $24,959,917)(g)	$24,959,917

REPURCHASE AGREEMENTS – (17.89%)

15,509,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $15,515,914
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 5.00%, 05/01/35-07/01/35, total market value $15,819,180)	15,509,000
17,448,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $17,455,852
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 0.00%-6.00%, 03/15/13-10/25/36, total market
	value $17,796,960)	17,448,000
19,386,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $19,394,643
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, 0.00%, 10/15/13-01/15/21, total market
	value $19,773,720)	19,386,000
19,386,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.37%,
	10/02/06, dated 09/29/06, repurchase value of $19,394,675
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 5.25%-6.599%, 04/18/16-09/01/36, total
	market value $19,773,720)	19,386,000
17,709,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $17,716,895
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-8.00%, 12/01/07-08/01/36, total market
	value $18,063,180)	17,709,000

	Total Repurchase Agreements – (identified cost $89,438,000)	89,438,000

	Total Short Term Investments – (identified cost $114,397,917)	114,397,917

Total Investments – (98.80%) – (identified cost $429,682,392) – (a)	494,054,670
Other Assets Less Liabilities – (1.20%)	5,979,040
Net Assets – (100.00%)	$500,033,710

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $429,804,408. At September 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$66,957,841
Unrealized depreciation	(2,707,579)
Net unrealized appreciation	$64,250,262

(b)    These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $23,280,000, or 4.66% of the Fund’s net assets, as of September 30, 2006.

(c)    As of September 30, 2006, zero coupon bonds represented $22,497,295, or 4.50% of the Fund’s net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d)	Zero coupon bonds reflect effective yield on the date of purchase.

(e)    Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f)    Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Appreciation & Income Fund was $29,393,655, or 5.88% of the Fund’s net assets as of September 30, 2006.

(g)    A sufficient amount of liquid assets has been designated to cover outstanding futures contracts, as follows:

		Unrealized
	Contracts	Appreciation
S&P 500 Index Futures Contract, expiring 12/14/06
(underlying face amount at value $25,562,600)	76	$329,071

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS REAL ESTATE FUND

Shares	Security	Value
COMMON STOCK – (89.56%)

DIVERSIFIED REITS – (5.16%)
1,054,900	Spirit Finance Corp.	$12,247,389
258,662	Vornado Realty Trust	28,194,158
		40,441,547
INDUSTRIAL REITS – (8.01%)
319,700	AMB Property Corp.	17,618,667
234,800	First Potomac Realty Trust.	7,095,656
666,792	ProLogis	38,047,152
		62,761,475
MORTGAGE REITS – (1.23%)
384,300	Gramercy Capital Corp.	9,688,203
OFFICE REITS – (25.05%)
419,013	Alexandria Real Estate Equities, Inc.	39,303,420
306,242	Boston Properties, Inc.	31,647,048
415,400	Columbia Equity Trust, Inc.	6,916,410
729,238	Corporate Office Properties Trust	32,640,693
799,300	Cousins Properties, Inc.	27,344,053
734,073	Duke Realty Corp.	27,417,627
278,158	SL Green Realty Corp.	31,070,249
		196,339,500
REAL ESTATE MANAGEMENT & DEVELOPMENT – (14.02%)
1,644,983	Brixton PLC (United Kingdom)	16,293,120
371,700	Capital & Regional PLC (United Kingdom)	8,253,999
330,819	Derwent Valley Holdings PLC (United Kingdom)	11,304,217
821,884	Forest City Enterprises, Inc., Class A	44,628,301
433,100	Hammerson PLC (United Kingdom)	10,639,206
259,500	St. Joe Company	14,238,765
360,600	Slough Estates PLC (United Kingdom)	4,489,878
		109,847,486
RESIDENTIAL REITS – (5.48%)
604,800	American Campus Communities, Inc.	15,428,448
910,721	United Dominion Realty Trust, Inc.	27,503,774
		42,932,222
RETAIL REITS – (23.51%)
560,708	Developers Diversified Realty Corp.	31,265,078
815,557	General Growth Properties, Inc.	38,861,291
732,590	Kimco Realty Corp.	31,406,133
190,600	Macerich Co.	14,554,216
229,600	Pan Pacific Retail Properties, Inc.	15,938,832

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

RETAIL REITS – (Continued)
135,200	Pennsylvania REIT	$5,755,464
387,978	Regency Centers Corp.	26,677,367
218,853	Simon Property Group, Inc.	19,832,459
		184,290,840
SPECIALIZED REITS – (4.38%)
393,500	U-Store-It Trust	8,444,510
670,800	Ventas, Inc.	25,852,632
		34,297,142
TRANSPORTATION – (2.72%)
370,000	Alexander & Baldwin, Inc.	16,416,900
85,700	Florida East Coast Industries, Inc.	4,891,756
		21,308,656

	Total Common Stock – (identified cost $446,169,475)	701,907,071

PREFERRED STOCK – (0.42%)

RESIDENTIAL REITS – (0.42%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	2,469,050
32,000	Equity Residential, 8.60%, Series D, Cum. Pfd.	815,680

	Total Preferred Stock – (identified cost $1,930,717)	3,284,730

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (8.99%)

$12,211,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $12,216,444
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 5.00%, 05/01/35-07/01/35, total market value $12,455,220)	$12,211,000
13,738,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement, 5.40%,
	10/02/06, dated 09/29/06, repurchase value of $13,744,182
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 0.00%-6.00%, 03/15/13-10/25/36, total market
	value $14,012,760)	13,738,000
15,264,000	Morgan Stanley & Co. Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $15,270,805
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, 0.00%, 10/15/13-01/15/21, total market
	value $15,569,280)	15,264,000
15,264,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.37%,
	10/02/06, dated 09/29/06, repurchase value of $15,270,831
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 5.25%-6.599%, 04/18/16-09/01/36, total
	market value $15,569,280)	15,264,000
13,944,000	UBS Securities LLC Joint Repurchase Agreement, 5.35%,
	10/02/06, dated 09/29/06, repurchase value of $13,950,217
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-8.00%, 12/01/07-08/01/36, total market
	value $14,222,880)	13,944,000

	Total Short Term Investments – (identified cost $70,421,000)	70,421,000

Total Investments – (98.97%) – (identified cost $518,521,192) – (a)	775,612,801
Other Assets Less Liabilities– (1.03%)	8,064,460
Net Assets – (100.00%)	$783,677,261

(a)    Aggregate cost for Federal Income Tax purposes is $520,043,827. At September 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$259,206,744
Unrealized depreciation	(3,637,770)
Net unrealized appreciation	$255,568,974

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 27, 2006

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 27, 2006